Redeemable non-controlling interests (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Redeemable non-controlling interests
Percentage of interest, redemption price	6.00%
Accretion of redeemable non-controlling interests	$ 500
Temporary equity accretion to redemption value, adjustment		$ 0	$ 20	$ 30
Hubei Venture Fund
Redeemable non-controlling interests
Issuance of shares by a subsidiary	$ 700